LOANS	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
LOANS
NOTE 3.	LOANS

The composition of loans is summarized as follows:

	December 31,
	2019	2018
Professional:
Dental	$171,475,379	$156,486,239
Medical	14,154,935	15,161,671
Veterinary	3,075,746	1,729,354
Service	8,088,423	7,284,367
Non-profit:
Church	15,696,335	14,446,601
Other	2,771,661	2,857,270
Real estate:
Construction and development	14,898,990	13,940,135
Non-owner occupied commercial	14,873,244	14,051,173
Other	16,107,191	13,395,533

	261,141,904	239,352,343
Net deferred loan fees and costs	(288,485)	(293,763)
Allowance for loan losses	(2,816,182)	(2,849,182)

Loans, net	$258,037,237	$236,209,398

The loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which the Company develops and documents a systematic method for determining its allowance for credit losses. The Company has identified four loan portfolio segments: professional, non-profit, real estate, and other. A class is generally determined based on the initial measurement attribute, risk characteristic of the loan, and the Company’s method for monitoring and assessing credit risk. Classes within the professional segment include dental, medical, veterinary, and service. Classes within the non-profit segment include church and other. Classes within the real estate segment include construction and development and non-owner occupied commercial. The other segment has not been further disaggregated into classes.

The following describe risk characteristics relevant to each of the portfolio segments:

Professional Segment - This portfolio segment includes loans to business professionals and/or service companies. Such loans share commonality in the fact that these companies provide services rather than products in which a great amount of time is invested in training and knowledge. Such service companies include dental practices, medical practices, and veterinary practices. Additionally, such companies as exterminators, consultants, automotive repair, etc. have also been included. These loans are secured by collateral ranging from furniture, fixtures, and equipment to real estate or are entirely unsecured. Loans within this portfolio are repaid based on business cash flows. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower.

Non-Profit Segment - This portfolio segment includes loans to businesses that are not organized or operated for the benefit of private interests and no part of the organization’s net earnings inure to the benefit of any private shareholder or individual. These organizations generally rely upon the donations or contributions of companies and/or individuals to operate. The loans within this segment are further stratified based on whether the organization has religious affiliations. The majority of loans within this segment are secured by real estate with a small portion being unsecured. Loans within this portfolio are repaid based on business cash flows. Loans within this portfolio are sensitive to declines in economic conditions and disposable income declines which reduce companies’ and/or individuals’ ability to donate or contribute to non-profit organizations.

Real Estate Segment - This portfolio segment is comprised of loans collateralized by real estate that are held for development and investment purposes. The segment has been further stratified into construction and development loans and non-owner occupied commercial real estate loans. Loans for real estate construction and development are repaid through cash flow related to the operations, sale or refinance of the underlying property. This portfolio class includes extensions of credit to real estate developers or investors where repayment is dependent on the sale of the real estate or income generated from the real estate collateral. Non-owner occupied commercial real estate loans include loans for income-producing properties such as apartment buildings, office and industrial buildings, and retail shopping centers that are repaid from rent income derived from the properties. Loans within this portfolio are sensitive to declines in the real estate market, particularly with the value of real estate driven by demand for product.

Other Segment - This portfolio segment represents the residual loans that are not contained within the professional, non-profit, and real estate segments. Such loans may be collateralized by real estate, furniture, fixtures and equipment, or are entirely unsecured. Loans within this portfolio may be repaid based on business cash flows or personal income. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower.

The Credit Risk Management department and the management team as a whole are both involved in the credit risk management process and assess the accuracy of risk ratings, the quality of the portfolio and the estimation of inherent credit losses in the loan portfolio. This comprehensive process also assists in the prompt identification of problem credits. The Company has taken a number of measures to manage the portfolios and reduce risk.

The Company employs a credit risk management process with defined policies, accountability and routine reporting to manage credit risk in the loan portfolio segments. Credit risk management is guided by credit policies that provide for a consistent and prudent approach to underwriting and approvals of credits. Within the Loan Policy, procedures exist that elevate the approval requirements as credits become larger and more complex. All loans are individually underwritten, risk-rated, approved, and monitored.

Responsibility and accountability for adherence to underwriting policies and accurate risk ratings lies in each portfolio segment. All aggregate credit extensions to borrowers over $1,000,000 on a secured basis and $250,000 unsecured are approved by the Director’s Loan Committee. To ensure problem credits are identified on a timely basis, several specific portfolio reviews occur each quarter to assess the larger adversely rated credits for proper risk rating and accrual status and, if necessary, to ensure such individual credits are transferred to the Special Assets Division.

Credit quality and trends in the loan portfolio segments are measured and monitored regularly. Detailed reports by product, collateral, accrual status, etc. are reviewed by the Chief Credit Officer and the Directors Loan Committee.

The following presents credit quality indicators for the loan portfolio segments and classes as of December 31, 2019 and 2018. These categories are utilized to evaluate the associated allowance for loan losses using historical losses adjusted for current economic conditions and other qualitative factors and are defined as follows:

•	Pass - includes obligations where the probability of default is considered low.

•

Special Mention - includes obligations that are currently protected but have a high potential to become weak credits. These loans constitute an undue and unwarranted credit risk, but not to the point of justifying a classification of “Substandard”. These loans have weaknesses which may, if not checked or corrected, threaten the integrity of the assets or inadequately protect the Company’s credit position at some future date. This classification would include loans where an adverse trend in the borrower’s operations or an unbalanced position in the balance sheet exists but which has not reached a point where the repayment of the loan is jeopardized. This classification covers those situations in which credit risk itself may be relatively minor yet involve an unsound commitment in light of the circumstances surrounding a specific loan. Loans in this category may involve collateral in poor condition or over which the Company lacks control; a loan agreement inadequate to protect the Company; failure to obtain proper documentation; or other deviations from prudent lending practices.

•

Substandard - includes obligations that are characterized by deterioration in quality exhibited by any number of well defined weaknesses requiring corrective action. The weaknesses may include, but are not limited to: high debt to worth ratios, declining or negative earnings or cash flow trends, declining or inadequate liquidity, improper loan structure, questionable repayment sources, lack of well-defined secondary repayment source, and unfavorable competitive comparisons. Such loans are no longer considered to be adequately protected due to the borrower’s declining net worth, lack of earnings capacity, declining collateral margins and/or unperfected collateral positions. Loss potential does not have to exist in individual loans classified substandard. The repayment ability of the borrower is marginal or weak and the loan may have exhibited excessive overdue status or extensions and/or renewals.

•

Doubtful - includes obligations that exhibit the same weaknesses found in the substandard loan category; however, the weaknesses are more pronounced. Such loans are static and collection in full is improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are: acquisition by, or merger with, a stronger entity, injection of capital, alternative financing, liquidation of assets, or the pledging of additional collateral. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists. There are no loans with a doubtful rating in the Company’s portfolio as of December 31, 2019 and 2018.

The following tables summarize by risk category the Company’s loan portfolio based upon the most recent analysis performed as of December 31, 2019 and 2018:

	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2019:
Professional:
Dental	$171,423,715	$—	$51,664	$—	$171,475,379
Medical	14,154,935	—	—	—	14,154,935
Veterinary	3,075,746	—	—	—	3,075,746
Service	8,088,423	—	—	—	8,088,423
Non-profit:
Church	15,696,335	—	—	—	15,696,335
Other	2,771,661	—	—	—	2,771,661
Real estate:
Construction and development	14,898,990	—	—	—	14,898,990
Non-owner occupied commercial	14,873,244	—	—	—	14,873,244
Other	16,107,016	—	175	—	16,107,191

Total	$261,090,065	$—	$51,839	$—	$261,141,904

December 31, 2018:
Professional:
Dental	$156,406,739	$—	$79,500	$—	$156,486,239
Medical	15,161,671	—	—	—	15,161,671
Veterinary	1,729,354	—	—	—	1,729,354
Service	7,104,378	179,989	—	—	7,284,367
Non-profit:
Church	14,446,601	—	—	—	14,446,601
Other	2,857,270	—	—	—	2,857,270
Real estate:
Construction and development	13,940,135	—	—	—	13,940,135
Non-owner occupied commercial	14,051,173	—	—	—	14,051,173
Other	13,332,377	—	63,156	—	13,395,533

Total	$239,029,698	$179,989	$142,656	$—	$239,352,343

The following tables include an aging analysis of days past due for each portfolio class as of December 31, 2019 and 2018:

		Past Due Status (Accruing Loans)
	Current	30-89 Days	90+ Days	Total Past Due	Non- Accrual	Total
December 31, 2019:
Professional:
Dental	$171,423,715	$—	$—	$—	$51,664	$171,475,379
Medical	14,154,935	—	—	—	—	14,154,935
Veterinary	3,075,746	—	—	—	—	3,075,746
Service	8,088,423	—	—	—	—	8,088,423
Non-profit:
Church	15,696,335	—	—	—	—	15,696,335
Other	2,771,661	—	—	—	—	2,771,661
Real estate:
Construction and development	14,898,990	—	—	—	—	14,898,990
Non-owner occupied commercial	14,873,244	—	—	—	—	14,873,244
Other	16,107,016	—	—	—	175	16,107,191

Total	$261,090,065	$—	$—	$—	$51,839	$261,141,904

December 31, 2018:
Professional:
Dental	$156,406,739	$—	$—	$—	$79,500	$156,486,239
Medical	15,161,671	—	—	—	—	15,161,671
Veterinary	1,729,354	—	—	—	—	1,729,354
Service	7,104,378	—	179,989	179,989	—	7,284,367
Non-profit:
Church	14,446,601	—	—	—	—	14,446,601
Other	2,857,270	—	—	—	—	2,857,270
Real estate:
Construction and development	13,940,135	—	—	—	—	13,940,135
Non-owner occupied commercial	14,051,173	—	—	—	—	14,051,173
Other	13,332,377	—	—	—	63,156	13,395,533

Total	$239,029,698	$—	$179,989	$179,989	$142,656	$239,352,343

The allowance for loan losses is a valuation reserve established through provisions for loan losses charged against income. The allowance for loan losses, which is evaluated quarterly, is maintained at a level that management deems sufficient to absorb probable losses inherent in the loan portfolio. Loans deemed to be uncollectible are charged against the allowance for loan losses, while recoveries of previously charged-off amounts are credited to the allowance for loan losses. The allowance for loan losses is comprised of specific valuation allowances for loans evaluated individually for impairment, general allocations for pools of homogeneous loans with similar risk characteristics and trends, and an unallocated component that reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

The allowance for loan losses related to specific loans is based on management’s estimate of potential losses on impaired loans as determined by: (1) the present value of expected future cash flows; (2) the fair value of collateral if the loan is determined to be collateral dependent; or (3) the loan’s observable market price. The Company’s homogeneous loan pools include professional (dental, medical, veterinary and service), non-profit (church and other), real estate (construction and development and non-owner occupied commercial) and other. The general allocations to these loan pools are based on the historical loss rates for specific loan types and the internal risk grade, if applicable, adjusted for both internal and external qualitative risk factors. The qualitative factors considered by management include, among other factors, (1) changes in local and national economic conditions; (2) changes in asset quality; (3) changes in loan portfolio mix; (4) the composition and concentrations of credit; (5) changes in lending policies and procedures; (6) changes in lenders/management; (7) effectiveness of the Company’s loan policies, procedures and internal controls; and (8) the impact of legal and/or regulatory factors. The total allowance established for each homogeneous loan pool represents the product of the historical loss ratio adjusted for qualitative factors and the total dollar amount of the loans in the pool.

The following tables detail the change in the allowance for the years ended December 31, 2019 and 2018 by portfolio segment.

	Professional	Non-Profit	Real Estate	Other	Unallocated	Total
December 31, 2019:
Allowance for loan losses:
Balance, beginning of year	$876,467	$70,962	$104,950	$110,833	$1,685,970	$2,849,182
Charge-offs	(130,235)	—	—	—	—	(130,235)
Recoveries	14,735	—	—	—	—	14,735
Provision (reallocation)	231,274	(4,383)	6,660	(53,610)	(97,441)	82,500

Ending balance	$992,241	$66,579	$111,610	$57,223	$1,588,529	$2,816,182

Ending balance: individually evaluated for impairment	$51,664	$—	$—	$175	$—	$51,839

Ending balance: collectively evaluated for impairment	$940,577	$66,579	$111,610	$57,048	$1,588,529	$2,764,343

Loans:
Ending balance	$196,794,483	$18,467,996	$29,772,234	$16,107,191		$261,141,904

Ending balance: individually evaluated for impairment	$51,664	$—	$—	$175		$51,839

Ending balance: collectively evaluated for impairment	$196,742,819	$18,467,996	$29,772,234	$16,107,016		$261,090,065

December 31, 2018:
Allowance for loan losses:
Balance, beginning of year	$788,684	$75,490	$185,964	$172,035	$1,611,421	$2,833,594
Charge-offs	—	—	—	—	—	—
Recoveries	15,588	—	—	—	—	15,588
Provision (reallocation)	72,195	(4,528)	(81,014)	(61,202)	74,549	—

Ending balance	$876,467	$70,962	$104,950	$110,833	$1,685,970	$2,849,182

Ending balance: individually evaluated for impairment	$79,500	$—	$—	$63,156	$—	$142,656

Ending balance: collectively evaluated for impairment	$796,967	$70,962	$104,950	$47,677	$1,685,970	$2,706,526

Loans:
Ending balance	$180,661,631	$17,303,871	$27,991,308	$13,395,533		$239,352,343

Ending balance: individually evaluated for impairment	$79,500	$—	$—	$63,156		$142,656

Ending balance: collectively evaluated for impairment	$180,582,131	$17,303,871	$27,991,308	$13,332,377		$239,209,687

The following tables present details related to the Company’s impaired loans as of December 31, 2019 and 2018. A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual term of the loan. Impaired loans include loans modified in a troubled debt restructuring where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized in Year
December 31, 2019:
With allowance recorded:
Professional:
Dental	$51,664	$141,837	$51,664	$65,582	$—
Other	175	128,359	175	31,666	—

Total with allowance recorded	51,839	270,196	51,839	97,248	—

Total impaired loans	$51,839	$270,196	$51,839	$97,248	$—

December 31, 2018:
With allowance recorded:
Professional:
Dental	$79,500	$157,441	$79,500	$93,418	$—
Other	63,156	203,770	63,156	100,372	—

Total with allowance recorded	142,656	361,211	142,656	193,790	—

Total impaired loans	$142,656	$361,211	$142,656	$193,790	$—

At December 31, 2019 and 2018, impaired loans included loans that were classified as Troubled Debt Restructurings “TDRs”. The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Company considers information currently available regarding the financial condition of the borrower. This information includes, but is not limited to, whether (i) the borrower is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the borrower has declared or is in the process of declaring bankruptcy; and (iv) the borrower’s projected cash flow is sufficient to satisfy contractual payments due under the original terms of the loan without a modification.

The Company considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower. Key factors considered by the Company include the borrower’s ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan. The most common concessions granted by the Company generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt, (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (iii) a temporary period of interest-only payments, and (iv) a reduction in the contractual payment amount for either a short period or remaining term of the loan. A loan is placed back on accrual status when both principal and interest are current and it is probable that the Company will be able to collect all amounts due (both principal and interest) according to the terms of the loan agreement.

There were no loans modified as a TDR during the years ended December 31, 2019 and 2018.

There were no loans modified as a TDR within one year of restructure that subsequently defaulted (i.e., 90 days or more past due following a modification) during the years ended December 31, 2019 and 2018.

The following tables provide a summary of loans that continue to accrue interest under the terms of the restructuring (“performing restructurings”) and restructured loans that have been placed in nonaccrual status (“nonperforming restructurings”) as of December 31, 2019 and 2018:

	Performing		Nonperforming
	Recorded Investment	# of Loans	Recorded Investment	# of Loans
December 31, 2019:
Professional:
Dental	$—	—	$51,664	1
Other	—	—	175	1

Total	$—	—	$51,839	2

December 31, 2018:
Professional:
Dental	$—	—	$79,500	1
Other	—	—	63,156	1

Total	$—	—	$142,656	2

Nonperforming restructurings are included in the nonaccrual loan disclosures. All troubled debt restructurings (TDRs) are considered impaired. The allowance for loan losses attributable to these TDRs total $51,839 and $142,656 at December 31, 2019 and 2018, respectively.

In the ordinary course of business, the Company has granted loans to certain directors, executive officers and their related affiliates. The interest rates on these loans were substantially the same as rates prevailing at the time of the transaction and repayment terms are customary for the type of loan. Changes in related party loans for the years ended December 31, 2019 and 2018, are as follows:

	Years Ended December 31,
	2019	2018
Balance, beginning of year	$746,997	$1,205,798
Advances	128,023	203,350
Repayments	(384,587)	(662,151)
Change in related parties	1,043,885	—

Balance, end of year	$1,534,318	$746,997